FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	September 30, 2001

Check here if Amendment { }; 	Amendment Number:
This Amendment (Check only one.): 	{ }	is a restatement.
						{ } 	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		 PPM Asia Limited (Hong Kong)
Address:		 Sites 1107-09 Jardine House
 			 1 Connaught Place
 			 Central
 			 Hong Kong


13F File Number: 		28-5433

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manger:

Name: 	Drew Ahrens
Title: 	Vice President, Compliance Manager
Phone: 	312-634-2607
Signature, Place, and Date of Signing:

Drew Ahrens		Chicago, IL 		October 29, 2001

Report Type (Check only one.):

{ } 	13F HOLDINGS REPORT.

{X} 	13F NOTICE.

{ } 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Prudential plc        28-3582
Laurence Pountney Hill,
London, England EC4R OHH

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.